UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Real
Return Fund

June 30, 2013

1.833432.107

RRS-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.2%
		Principal Amount (e)	Value
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 122,656
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
IAS Operating Partnership LP 5% 3/15/18 (g)		90,000	84,319
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	706,125
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
Northstar Realty Finance LP 5.375% 6/15/33 (g)		600,000	597,180
Redwood Trust, Inc. 4.625% 4/15/18		500,000	495,650
Starwood Property Trust, Inc. 4% 1/15/19		500,000	510,000
			3,350,955
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	720
TOTAL FINANCIALS			3,435,994
TOTAL CONVERTIBLE BONDS			3,558,650
Nonconvertible Bonds - 2.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (g)		583,609	751,007
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		120,000	117,600
D.R. Horton, Inc. 6.5% 4/15/16		189,000	204,120
KB Home:
5.875% 1/15/15		284,000	298,200
7.25% 6/15/18		470,000	497,025
8% 3/15/20		140,000	155,400
9.1% 9/15/17		550,000	616,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.:
4.125% 12/1/18 (g)		$ 260,000	$ 246,350
5.6% 5/31/15		284,000	298,200
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,275,480
Meritage Homes Corp. 7% 4/1/22		470,000	518,175
Ryland Group, Inc. 8.4% 5/15/17		129,000	147,060
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,662,120
10.75% 9/15/16		301,000	357,438
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		190,000	205,200
			6,598,368
TOTAL CONSUMER DISCRETIONARY			7,349,375
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	221,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	524,510
			745,610
Real Estate Investment Trusts - 0.8%
Camden Property Trust 5% 6/15/15		265,000	283,561
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	235,023
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	671,231
9.625% 3/15/16		526,000	626,278
Equity One, Inc.:
5.375% 10/15/15		95,000	102,836
6% 9/15/16		189,000	211,070
6.25% 1/15/17		189,000	209,975
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	305,622
6.3% 9/15/16		900,000	1,022,060
7.072% 6/8/15		95,000	105,423
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	164,768
6.5% 1/17/17		119,000	133,007
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP 5.85% 3/15/17		$ 607,000	$ 663,504
Hospitality Properties Trust:
5.625% 3/15/17		292,000	315,227
6.7% 1/15/18		189,000	210,278
7.875% 8/15/14		95,000	98,775
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	1,993,080
6.05% 4/15/15		618,000	630,360
7.125% 2/15/18		265,000	275,600
9% 6/1/17		395,000	438,450
Lexington Corporate Properties Trust 4.25% 6/15/23 (g)		500,000	478,976
National Retail Properties, Inc. 6.875% 10/15/17		379,000	441,423
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	202,230
Potlatch Corp. 7.5% 11/1/19		189,000	215,460
ProLogis LP 7.625% 7/1/17		297,000	334,716
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	221,697
Senior Housing Properties Trust 6.75% 4/15/20		134,000	147,421
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	100,233
5.25% 1/15/16		189,000	204,100
			11,042,384
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	299,086
6% 4/1/16		189,000	207,490
7.5% 5/15/15		95,000	105,175
CB Richard Ellis Services, Inc. 5% 3/15/23		270,000	255,150
Colonial Properties Trust 6.25% 6/15/14		302,000	315,924
Colonial Realty LP 6.05% 9/1/16		284,000	315,367
First Industrial LP 5.75% 1/15/16		189,000	200,190
Forest City Enterprises, Inc. 6.5% 2/1/17		1,022,000	1,001,560
Kennedy-Wilson, Inc. 8.75% 4/1/19		590,000	634,250
Regency Centers LP 5.875% 6/15/17		114,000	126,926
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	498,750
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	146,564
			4,106,432
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		$ 4,815,074	$ 4,020,587
TOTAL FINANCIALS			19,915,013
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	207,675
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		532,000	570,570
TOTAL HEALTH CARE			778,245
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (g)		165,000	168,300
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	415,838
TOTAL NONCONVERTIBLE BONDS			28,626,771
TOTAL CORPORATE BONDS (Cost $31,335,736)			32,185,421
U.S. Treasury Inflation Protected Obligations - 27.6%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		5,208,865	4,378,598
0.75% 2/15/42		8,335,791	7,339,905
1.75% 1/15/28		9,297,276	10,414,425
2% 1/15/26		11,373,990	13,134,862
2.125% 2/15/40		5,421,309	6,585,260
2.125% 2/15/41		8,024,552	9,766,459
2.375% 1/15/25		11,718,441	13,959,698
2.375% 1/15/27		13,590,437	16,351,068
2.5% 1/15/29		9,247,422	11,396,021
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
3.625% 4/15/28		$ 6,285,756	$ 8,722,828
3.875% 4/15/29		9,409,454	13,557,186
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,915,225	16,331,601
0.125% 4/15/17		13,360,721	13,714,982
0.125% 4/15/18		5,281,343	5,419,119
0.125% 1/15/22		16,387,190	16,049,658
0.125% 7/15/22		16,735,360	16,357,336
0.125% 1/15/23		19,544,336	18,937,940
0.5% 4/15/15		10,523,205	10,792,025
0.625% 7/15/21		9,462,179	9,769,256
1.125% 1/15/21		14,643,101	15,661,286
1.25% 7/15/20		20,783,930	22,580,458
1.375% 7/15/18		4,516,214	4,933,931
1.375% 1/15/20		11,493,234	12,525,419
1.625% 1/15/15		9,533,173	9,917,464
1.625% 1/15/18		4,530,979	4,961,073
1.875% 7/15/15		15,615,752	16,611,897
1.875% 7/15/19		16,613,915	18,736,806
2% 7/15/14		9,565,722	9,881,069
2% 1/15/16		5,957,637	6,401,693
2.125% 1/15/19		10,917,547	12,349,570
2.375% 1/15/17		8,308,086	9,211,581
2.5% 7/15/16		20,761,975	22,963,053
2.625% 7/15/17		9,674,920	10,978,798
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $398,105,089)			400,692,325
Asset-Backed Securities - 1.1%

Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.553% 3/23/19 (g)(h)		191,194	187,370
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		184,222	183,301
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5294% 1/20/37 (g)(h)		130,581	122,094
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,096,268	1,063,380
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5304% 4/7/52 (g)(h)		605,046	556,643
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	261,314
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Conseco Finance Securitizations Corp.: - continued
Series 2002-2 Class M2, 9.163% 3/1/33		$ 474,000	$ 417,356
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		536,066	380,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		1,174,309	880,732
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	364,064
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6378% 11/28/39 (g)(h)		908,400	27,252
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.843% 9/25/46 (g)(h)		750,000	622,500
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		784,930	384,296
Merit Securities Corp. Series 13 Class M1, 7.8842% 12/28/33 (h)		1,900,000	2,034,535
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9478% 8/28/38 (g)(h)		836,000	794,200
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,042,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		57,795	23,304
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9231% 2/5/36 (g)(h)		307,798	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0.9993% 9/25/26 (g)(h)		568,000	340,800
Series 2006-1A:
Class A1A, 0.5328% 9/25/26 (g)(h)		201,151	196,123
Class A1B, 0.6028% 9/25/26 (g)(h)		609,000	559,549
Class B, 0.6328% 9/25/26 (g)(h)		400,000	374,000
Class C 0.8028% 9/25/26 (g)(h)		750,000	690,000
Class F, 1.4228% 9/25/26 (g)(h)		556,000	480,940
Class G, 1.6228% 9/25/26 (g)(h)		306,000	263,925
Class H, 1.9228% 9/25/26 (g)(h)		814,000	698,005
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5936% 11/21/40 (g)(h)		2,102,757	1,955,564
Class F, 2.2236% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $16,181,940)			15,203,992
Collateralized Mortgage Obligations - 0.1%
		Principal Amount (e)	Value
Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3725% 6/15/22 (g)(h)		$ 268,180	$ 265,951
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.694% 1/25/19 (g)(h)		25,336	10,796
Class B4, 4.694% 1/25/19 (g)(h)		50,672	18,197
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (g)(h)		95,000	100,225
Series 2010-K6 Class B, 5.358% 12/25/46 (g)(h)		189,000	198,594
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		154,870	159,908
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $657,028)			753,671
Commercial Mortgage Securities - 1.7%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (k)		1,293,696	1,275,655
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2308% 11/10/42 (h)		275,000	289,115
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.493% 11/15/15 (g)(h)		2,430,916	2,432,803
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1925% 3/15/22 (g)(h)		90,411	61,478
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6925% 8/15/17 (g)(h)		210,000	218,400
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4475% 3/11/39 (h)		568,000	585,678
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	339,181
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,345,334
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	277,726
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	161,535
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	153,109
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	65,714
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	211,825
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	878,489
COMM pass-thru certificates floater Series 2006-FL12 Class AJ, 0.3225% 12/15/20 (g)(h)		277,931	271,681
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		189,000	196,964
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5567% 11/10/46 (g)(h)		580,000	555,197
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 209,858	$ 209,734
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2181% 6/10/31 (g)(h)		69,231	69,254
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		530,000	532,465
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (h)(j)		1,156,048	178,362
Series K012 Class X3, 2.2879% 1/25/41 (h)(j)		665,148	91,770
Series K013 Class X3, 2.79% 1/25/43 (h)(j)		1,124,000	190,412
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		617,935	619,479
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (h)		180,696	201,078
Series 1999-C3 Class J, 6.974% 8/15/36 (g)		516,000	539,259
Series 2000-C1 Class K, 7% 3/15/33		32,887	24,265
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(h)		530,000	529,591
Series 2012-GCJ7:
Class C, 5.7225% 5/10/45 (h)		500,000	524,319
Class D, 5.7225% 5/10/45 (g)(h)		500,000	461,356
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	501,350
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		641,000	723,572
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,064,190
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(h)		284,000	308,786
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		113,358	114,567
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8852% 6/15/38 (h)		589,000	587,612
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5214% 6/25/43 (g)(h)		365,500	354,823
Series 2011-1 Class B, 5.5214% 6/25/43 (g)(h)		443,000	456,378
Mach One Trust LLC Series 2004-1A Class H, 6.3398% 5/28/40 (g)(h)		120,000	122,063
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		566,854	495,997
Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		28,079	3
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		$ 881,000	$ 957,285
Series 1997-RR Class F, 7.4017% 4/30/39 (g)(h)		47,330	47,330
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,098	281,873
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	827,666
Series 2011-C2:
Class D, 5.3164% 6/15/44 (g)(h)		358,000	343,193
Class E, 5.3164% 6/15/44 (g)(h)		454,000	424,487
Class F, 5.3164% 6/15/44 (g)(h)		343,000	275,817
Class XB, 0.4641% 6/15/44 (g)(h)(j)		12,067,221	413,097
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)		45,458	45,403
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		221,937	261,264
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	482,257
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7675% 7/15/24 (g)(h)		341,000	308,562
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	383,368
Series 2004-C12 Class D, 5.3001% 7/15/41 (h)		426,000	437,365
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	653,145
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1852% 3/15/45 (g)(h)		220,000	160,159
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,716,288)			24,522,900
Common Stocks - 13.4%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp. Class A (a)	11,200	452,032
Household Durables - 0.5%
NVR, Inc. (a)	100	92,200
Standard Pacific Corp. (a)	19,550	162,852
Stanley Martin Communities LLC Class B (a)	6,300	6,684,867
		6,939,919
TOTAL CONSUMER DISCRETIONARY		7,391,951
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.5%
Capital Markets - 0.0%
Ellington Financial LLC	11,400	$ 260,034
Real Estate Investment Trusts - 12.3%
Acadia Realty Trust (SBI)	170,890	4,219,274
Alexandria Real Estate Equities, Inc.	64,235	4,221,524
American Campus Communities, Inc.	20,900	849,794
American Residential Properties, Inc. (g)	28,000	433,440
American Residential Properties, Inc.	4,900	75,852
American Tower Corp.	12,200	892,674
Anworth Mortgage Asset Corp.	63,600	356,160
Apartment Investment & Management Co. Class A	49,600	1,489,984
Arbor Realty Trust, Inc.	42,100	264,388
Associated Estates Realty Corp.	21,800	350,544
AvalonBay Communities, Inc.	29,278	3,949,895
BioMed Realty Trust, Inc.	30,700	621,061
Blackstone Mortgage Trust, Inc.	15,900	392,730
Boardwalk (REIT)	4,100	227,241
Boston Properties, Inc.	58,101	6,127,912
Camden Property Trust (SBI)	75,635	5,229,404
CapLease, Inc.	127,600	1,076,944
CBL & Associates Properties, Inc.	122,569	2,625,428
Cedar Shopping Centers, Inc.	132,953	688,697
Chambers Street Properties	49,947	499,470
Chesapeake Lodging Trust	149,136	3,100,537
Coresite Realty Corp.	27,500	874,775
Cousins Properties, Inc.	263,200	2,658,320
CYS Investments, Inc.	68,280	628,859
DCT Industrial Trust, Inc.	60,127	429,908
DiamondRock Hospitality Co.	22,882	213,260
Digital Realty Trust, Inc.	4,600	280,600
Douglas Emmett, Inc.	142,130	3,546,144
DuPont Fabros Technology, Inc.	57,500	1,388,625
Dynex Capital, Inc.	63,900	651,141
EastGroup Properties, Inc.	8,300	467,041
Education Realty Trust, Inc.	295,147	3,019,354
Equity Lifestyle Properties, Inc.	54,200	4,259,578
Equity One, Inc.	135,026	3,055,638
Equity Residential (SBI)	90,899	5,277,596
Essex Property Trust, Inc.	30,758	4,888,061
Excel Trust, Inc.	71,628	917,555
Extra Space Storage, Inc.	2,600	109,018
First Industrial Realty Trust, Inc.	87,400	1,325,858
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust	96,420	$ 1,259,245
General Growth Properties, Inc.	181,241	3,601,259
Glimcher Realty Trust	339,409	3,706,346
Hatteras Financial Corp.	16,200	399,168
HCP, Inc.	103,413	4,699,087
Health Care REIT, Inc.	49,575	3,323,012
Highwoods Properties, Inc. (SBI)	21,607	769,425
Home Properties, Inc.	54,500	3,562,665
Host Hotels & Resorts, Inc.	176,581	2,978,921
Kite Realty Group Trust	124,333	749,728
Lexington Corporate Properties Trust (f)	150,800	1,761,344
LTC Properties, Inc.	16,500	644,325
MFA Financial, Inc.	444,466	3,755,738
Mid-America Apartment Communities, Inc.	18,700	1,267,299
Monmouth Real Estate Investment Corp. Class A	15,500	152,985
National Retail Properties, Inc.	6,500	223,600
New Residential Investment Corp.	50,300	339,022
Newcastle Investment Corp.	92,500	483,775
NorthStar Realty Finance Corp.	103,600	942,760
Piedmont Office Realty Trust, Inc. Class A	160,500	2,869,740
Prologis, Inc.	268,968	10,145,473
Public Storage	64,034	9,818,333
Retail Properties America, Inc.	102,700	1,466,556
Select Income (REIT)	16,966	475,727
Senior Housing Properties Trust (SBI)	32,300	837,539
Simon Property Group, Inc.	112,380	17,747,050
SL Green Realty Corp.	72,119	6,360,175
Stag Industrial, Inc.	34,500	688,275
Summit Hotel Properties, Inc.	29,000	274,050
Sun Communities, Inc.	21,050	1,047,448
Sunstone Hotel Investors, Inc. (a)	148,618	1,795,305
Terreno Realty Corp.	43,200	800,496
Two Harbors Investment Corp.	49,200	504,300
Ventas, Inc.	201,247	13,978,617
Vornado Realty Trust	18,047	1,495,194
Washington (REIT) (SBI)	17,600	473,616
WP Carey, Inc. (f)	7,400	489,658
		177,571,540
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	81,813	$ 1,465,271
Kennedy-Wilson Holdings, Inc.	28,000	465,920
		1,931,191
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	18,900	453,033
TOTAL FINANCIALS		180,215,798
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	122,672	3,243,448
Emeritus Corp. (a)	117,941	2,733,872
		5,977,320
TOTAL COMMON STOCKS (Cost $192,829,897)		193,585,069
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	525,540
Excel Trust, Inc. 7.00% (g)	43,800	1,120,186
Health Care REIT, Inc. Series I, 6.50%	3,800	231,444
Lexington Corporate Properties Trust Series C, 6.50%	13,700	656,367
Weyerhaeuser Co. Series A, 6.375%	8,000	408,080
		2,941,617
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	26,153	671,086
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	297,220
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	$ 881,056
Series C, 7.625%	2,324	57,565
Series D, 7.50%	11,671	287,457
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,070,022
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	349,770
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	285,002
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	224,725
Armour Residential REIT, Inc. Series B, 7.875%	5,645	134,972
CapLease, Inc. Series B, 8.375%	40,000	1,010,000
CBL & Associates Properties, Inc. 7.375%	10,347	261,779
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	312,795
CenterPoint Properties Trust Series D, 5.377%	5,280	3,379,200
Chesapeake Lodging Trust Series A, 7.75%	4,050	103,883
Coresite Realty Corp. Series A, 7.25%	11,776	299,699
Cousins Properties, Inc. Series B, 7.50%	8,259	207,714
CYS Investments, Inc. Series A, 7.75%	2,162	52,104
DDR Corp.:
Series J, 6.50%	6,519	157,369
Series K, 6.25%	5,623	133,321
Digital Realty Trust, Inc. Series G, 5.875%	6,286	141,435
Duke Realty LP Series L, 6.60%	1,034	25,747
Dynex Capital, Inc.:
Series A, 8.50%	20,755	539,630
Series B, 7.625%	10,545	257,614
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	773,416
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,160
Excel Trust, Inc. Series B, 8.125%	24,000	612,480
First Potomac Realty Trust 7.75%	22,008	580,571
General Growth Properties, Inc. Series A, 6.375%	1,647	38,177
Glimcher Realty Trust:
6.875%	702	17,297
Series G, 8.125%	3,562	89,264
Series H, 7.50%	2,898	72,740
Hatteras Financial Corp. Series A, 7.625%	5,740	138,621
Hospitality Properties Trust Series C, 7.00%	11,296	284,772
Hudson Pacific Properties, Inc. 8.375%	11,698	309,412
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	160,072
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
Series E, 7.875%	3,811	$ 91,083
Series F, 7.80%	7,116	171,282
Kite Realty Group Trust 8.25%	900	23,175
LaSalle Hotel Properties:
Series G, 7.25%	6,119	151,996
Series I, 6.375%	3,663	84,139
LBA Realty Fund II Series B, 7.625%	27,795	555,900
MFA Financial, Inc.:
8.00%	11,262	291,010
Series B, 7.50% (a)	64,227	1,560,716
National Retail Properties, Inc. 5.70% (a)	3,272	78,430
New York Mortgage Trust, Inc. Series B, 7.75%	4,886	118,486
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	196,579
Series C, 8.875%	10,582	268,254
Series D, 8.50%	6,986	173,253
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	297,160
Series B, 8.00%	7,600	197,828
Series C, 6.50%	5,758	139,056
Pennsylvania (REIT) 7.375%	4,082	104,540
Prologis, Inc. Series Q, 8.54%	3,700	229,400
Saul Centers, Inc.:
8.00%	3,440	89,165
Series C, 6.875%	14,926	380,613
Stag Industrial, Inc. Series A, 9.00%	40,000	1,060,000
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	110,736
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	254,519
Series C, 7.125% (a)	6,788	164,609
Sun Communities, Inc. Series A, 7.125%	15,940	400,732
Taubman Centers, Inc. Series K, 6.25%	4,319	104,865
UMH Properties, Inc. Series A, 8.25%	14,000	370,020
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	158,695
		21,423,333
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 188,871
TOTAL FINANCIALS		21,612,204
TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,283,290
TOTAL PREFERRED STOCKS (Cost $33,573,631)		25,224,907
Floating Rate Loans - 1.0%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Cooper Hotel Group REL 12% 11/6/17	$ 1,001,827	1,051,918
Extended Stay America, Inc. REL 9.625% 12/1/19	1,500,000	1,522,500
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/24/20 (h)	20,000	20,100
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (h)	104,604	104,342
Tranche B, term loan 11.375% 7/6/14 (h)	78,453	78,257
Tranche D, term loan 14.9% 7/6/14 (h)	1,000,000	936,300
		3,713,417
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/21/18 (h)	240,000	239,700
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (h)	284,288	286,064
TOTAL CONSUMER DISCRETIONARY		4,239,181
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	2,999,345	3,149,312
BRE Select Hotels Corp. REL 5.943% 5/9/18 (h)	503,337	503,337
		3,652,649
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (h)	$ 548,778	$ 546,720
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9438% 3/28/21 (h)	84,788	85,211
CityCenter term loan 8.75% 7/12/14 (h)	2,606,094	2,606,094
EOP Operating LP term loan 5.25% 2/1/14 (h)	500,000	493,750
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (h)	1,097,915	1,008,618
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (h)	45,019	44,907
Credit-Linked Deposit 4.4537% 10/10/16 (h)	30,743	30,743
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (h)	568,575	567,154
		4,836,477
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (h)	44,888	45,075
TOTAL FINANCIALS		9,080,921
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.7728% 1/25/17 (h)	91,500	91,385
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	735,270	702,183
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.7% 1/31/17 (h)	180,195	179,294
Floating Rate Loans - continued
	Principal Amount (e)	Value
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	$ 500,000	$ 495,650
TOTAL FLOATING RATE LOANS (Cost $14,726,238)		14,788,614
Commodity Funds - 23.4%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $442,951,158)	36,044,485	339,539,042
Fixed-Income Funds - 26.3%

Fidelity Floating Rate Central Fund (i) (Cost $366,899,160)	3,601,705	381,384,542
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $569,026)	$ 500,000	25,000
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	14,069,722	14,069,722
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	707,400	707,400
TOTAL MONEY MARKET FUNDS (Cost $14,777,122)		14,777,122
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,536,322,313)		1,442,682,605
NET OTHER ASSETS (LIABILITIES) - 0.5%		7,697,317
NET ASSETS - 100%		$ 1,450,379,922
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,024,840 or 2.4% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,275,655 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 1,252,769
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,271
Fidelity Commodity Strategy Central Fund	149,151
Fidelity Floating Rate Central Fund	14,236,838
Fidelity Securities Lending Cash Central Fund	466
Total	$ 14,405,726
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 332,803,865	$ 69,579,254	$ 1,991,388	$ 339,539,042	95.4%
Fidelity Floating Rate Central Fund	334,845,337	51,053,661	8,997,291	381,384,542	28.3%
Total	$ 667,649,202	$ 120,632,915	$ 10,988,679	$ 720,923,584
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,063,037	$ 1,378,170	$ -	$ 6,684,867
Financials	204,769,619	198,565,486	2,824,902	3,379,231
Health Care	5,977,320	5,977,320	-	-
Corporate Bonds	32,185,421	-	28,164,114	4,021,307
U.S. Government and Government Agency Obligations	400,692,325	-	400,692,325	-
Asset-Backed Securities	15,203,992	-	8,016,106	7,187,886
Collateralized Mortgage Obligations	753,671	-	724,678	28,993
Commercial Mortgage Securities	24,522,900	-	18,663,368	5,859,532
Floating Rate Loans	14,788,614	-	4,342,804	10,445,810
Fixed-Income Funds	381,384,542	381,384,542	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	14,777,122	14,777,122	-	-
Equity Funds	339,539,042	339,539,042	-	-
Total Investments in Securities:	$ 1,442,682,605	$ 941,621,682	$ 463,428,297	$ 37,632,626
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,420,737
Total Realized Gain (Loss)	(12,400,152)
Total Unrealized Gain (Loss)	16,800,536
Cost of Purchases	7,306,547
Proceeds of Sales	(11,061,537)
Amortization/Accretion	(27,959)
Transfers in to Level 3	672,750
Transfers out of Level 3	(1,078,296)
Ending Balance	$ 37,632,626
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2013	$ 3,966,366

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,552,539,777. Net unrealized depreciation aggregated $109,857,172, of which $52,587,018 related to appreciated investment securities and $162,444,190 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/13	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 380,500	Discounted cash flow	Yield	11%	Decrease
Collateralized Mortgage Obligations	$ 28,993	Discounted cash flow	Yield	10.5% - 11% / 10.8%	Decrease
Commercial Mortgage Securities	$ 281,873	Market comparable	Spread	14.4%	Decrease
Common Stock	$ 6,684,867	Adjusted book value	Book value multiple	1.0	Increase
Corporate Bonds	$ 4,020,587	Discounted cash flow	Yield	20%	Decrease
Floating Rate Loans	$ 4,161,349	Discounted cash flow	Yield	8.8% - 11% / 9.4%	Decrease
		Market comparable	Transaction price	$100.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Strategic Real Return Fund

1.833431.107

ARRS-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.2%
		Principal Amount (e)	Value
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 122,656
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
IAS Operating Partnership LP 5% 3/15/18 (g)		90,000	84,319
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	706,125
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
Northstar Realty Finance LP 5.375% 6/15/33 (g)		600,000	597,180
Redwood Trust, Inc. 4.625% 4/15/18		500,000	495,650
Starwood Property Trust, Inc. 4% 1/15/19		500,000	510,000
			3,350,955
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	720
TOTAL FINANCIALS			3,435,994
TOTAL CONVERTIBLE BONDS			3,558,650
Nonconvertible Bonds - 2.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (g)		583,609	751,007
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		120,000	117,600
D.R. Horton, Inc. 6.5% 4/15/16		189,000	204,120
KB Home:
5.875% 1/15/15		284,000	298,200
7.25% 6/15/18		470,000	497,025
8% 3/15/20		140,000	155,400
9.1% 9/15/17		550,000	616,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.:
4.125% 12/1/18 (g)		$ 260,000	$ 246,350
5.6% 5/31/15		284,000	298,200
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,275,480
Meritage Homes Corp. 7% 4/1/22		470,000	518,175
Ryland Group, Inc. 8.4% 5/15/17		129,000	147,060
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,662,120
10.75% 9/15/16		301,000	357,438
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		190,000	205,200
			6,598,368
TOTAL CONSUMER DISCRETIONARY			7,349,375
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	221,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	524,510
			745,610
Real Estate Investment Trusts - 0.8%
Camden Property Trust 5% 6/15/15		265,000	283,561
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	235,023
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	671,231
9.625% 3/15/16		526,000	626,278
Equity One, Inc.:
5.375% 10/15/15		95,000	102,836
6% 9/15/16		189,000	211,070
6.25% 1/15/17		189,000	209,975
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	305,622
6.3% 9/15/16		900,000	1,022,060
7.072% 6/8/15		95,000	105,423
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	164,768
6.5% 1/17/17		119,000	133,007
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP 5.85% 3/15/17		$ 607,000	$ 663,504
Hospitality Properties Trust:
5.625% 3/15/17		292,000	315,227
6.7% 1/15/18		189,000	210,278
7.875% 8/15/14		95,000	98,775
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	1,993,080
6.05% 4/15/15		618,000	630,360
7.125% 2/15/18		265,000	275,600
9% 6/1/17		395,000	438,450
Lexington Corporate Properties Trust 4.25% 6/15/23 (g)		500,000	478,976
National Retail Properties, Inc. 6.875% 10/15/17		379,000	441,423
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	202,230
Potlatch Corp. 7.5% 11/1/19		189,000	215,460
ProLogis LP 7.625% 7/1/17		297,000	334,716
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	221,697
Senior Housing Properties Trust 6.75% 4/15/20		134,000	147,421
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	100,233
5.25% 1/15/16		189,000	204,100
			11,042,384
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	299,086
6% 4/1/16		189,000	207,490
7.5% 5/15/15		95,000	105,175
CB Richard Ellis Services, Inc. 5% 3/15/23		270,000	255,150
Colonial Properties Trust 6.25% 6/15/14		302,000	315,924
Colonial Realty LP 6.05% 9/1/16		284,000	315,367
First Industrial LP 5.75% 1/15/16		189,000	200,190
Forest City Enterprises, Inc. 6.5% 2/1/17		1,022,000	1,001,560
Kennedy-Wilson, Inc. 8.75% 4/1/19		590,000	634,250
Regency Centers LP 5.875% 6/15/17		114,000	126,926
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	498,750
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	146,564
			4,106,432
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		$ 4,815,074	$ 4,020,587
TOTAL FINANCIALS			19,915,013
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	207,675
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		532,000	570,570
TOTAL HEALTH CARE			778,245
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (g)		165,000	168,300
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	415,838
TOTAL NONCONVERTIBLE BONDS			28,626,771
TOTAL CORPORATE BONDS (Cost $31,335,736)			32,185,421
U.S. Treasury Inflation Protected Obligations - 27.6%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		5,208,865	4,378,598
0.75% 2/15/42		8,335,791	7,339,905
1.75% 1/15/28		9,297,276	10,414,425
2% 1/15/26		11,373,990	13,134,862
2.125% 2/15/40		5,421,309	6,585,260
2.125% 2/15/41		8,024,552	9,766,459
2.375% 1/15/25		11,718,441	13,959,698
2.375% 1/15/27		13,590,437	16,351,068
2.5% 1/15/29		9,247,422	11,396,021
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
3.625% 4/15/28		$ 6,285,756	$ 8,722,828
3.875% 4/15/29		9,409,454	13,557,186
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,915,225	16,331,601
0.125% 4/15/17		13,360,721	13,714,982
0.125% 4/15/18		5,281,343	5,419,119
0.125% 1/15/22		16,387,190	16,049,658
0.125% 7/15/22		16,735,360	16,357,336
0.125% 1/15/23		19,544,336	18,937,940
0.5% 4/15/15		10,523,205	10,792,025
0.625% 7/15/21		9,462,179	9,769,256
1.125% 1/15/21		14,643,101	15,661,286
1.25% 7/15/20		20,783,930	22,580,458
1.375% 7/15/18		4,516,214	4,933,931
1.375% 1/15/20		11,493,234	12,525,419
1.625% 1/15/15		9,533,173	9,917,464
1.625% 1/15/18		4,530,979	4,961,073
1.875% 7/15/15		15,615,752	16,611,897
1.875% 7/15/19		16,613,915	18,736,806
2% 7/15/14		9,565,722	9,881,069
2% 1/15/16		5,957,637	6,401,693
2.125% 1/15/19		10,917,547	12,349,570
2.375% 1/15/17		8,308,086	9,211,581
2.5% 7/15/16		20,761,975	22,963,053
2.625% 7/15/17		9,674,920	10,978,798
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $398,105,089)			400,692,325
Asset-Backed Securities - 1.1%

Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.553% 3/23/19 (g)(h)		191,194	187,370
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		184,222	183,301
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5294% 1/20/37 (g)(h)		130,581	122,094
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,096,268	1,063,380
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5304% 4/7/52 (g)(h)		605,046	556,643
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	261,314
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Conseco Finance Securitizations Corp.: - continued
Series 2002-2 Class M2, 9.163% 3/1/33		$ 474,000	$ 417,356
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		536,066	380,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		1,174,309	880,732
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	364,064
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6378% 11/28/39 (g)(h)		908,400	27,252
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.843% 9/25/46 (g)(h)		750,000	622,500
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		784,930	384,296
Merit Securities Corp. Series 13 Class M1, 7.8842% 12/28/33 (h)		1,900,000	2,034,535
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9478% 8/28/38 (g)(h)		836,000	794,200
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,042,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		57,795	23,304
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9231% 2/5/36 (g)(h)		307,798	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0.9993% 9/25/26 (g)(h)		568,000	340,800
Series 2006-1A:
Class A1A, 0.5328% 9/25/26 (g)(h)		201,151	196,123
Class A1B, 0.6028% 9/25/26 (g)(h)		609,000	559,549
Class B, 0.6328% 9/25/26 (g)(h)		400,000	374,000
Class C 0.8028% 9/25/26 (g)(h)		750,000	690,000
Class F, 1.4228% 9/25/26 (g)(h)		556,000	480,940
Class G, 1.6228% 9/25/26 (g)(h)		306,000	263,925
Class H, 1.9228% 9/25/26 (g)(h)		814,000	698,005
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5936% 11/21/40 (g)(h)		2,102,757	1,955,564
Class F, 2.2236% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $16,181,940)			15,203,992
Collateralized Mortgage Obligations - 0.1%
		Principal Amount (e)	Value
Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3725% 6/15/22 (g)(h)		$ 268,180	$ 265,951
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.694% 1/25/19 (g)(h)		25,336	10,796
Class B4, 4.694% 1/25/19 (g)(h)		50,672	18,197
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (g)(h)		95,000	100,225
Series 2010-K6 Class B, 5.358% 12/25/46 (g)(h)		189,000	198,594
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		154,870	159,908
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $657,028)			753,671
Commercial Mortgage Securities - 1.7%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (k)		1,293,696	1,275,655
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2308% 11/10/42 (h)		275,000	289,115
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.493% 11/15/15 (g)(h)		2,430,916	2,432,803
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1925% 3/15/22 (g)(h)		90,411	61,478
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6925% 8/15/17 (g)(h)		210,000	218,400
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4475% 3/11/39 (h)		568,000	585,678
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	339,181
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,345,334
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	277,726
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	161,535
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	153,109
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	65,714
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	211,825
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	878,489
COMM pass-thru certificates floater Series 2006-FL12 Class AJ, 0.3225% 12/15/20 (g)(h)		277,931	271,681
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		189,000	196,964
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5567% 11/10/46 (g)(h)		580,000	555,197
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 209,858	$ 209,734
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2181% 6/10/31 (g)(h)		69,231	69,254
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		530,000	532,465
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (h)(j)		1,156,048	178,362
Series K012 Class X3, 2.2879% 1/25/41 (h)(j)		665,148	91,770
Series K013 Class X3, 2.79% 1/25/43 (h)(j)		1,124,000	190,412
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		617,935	619,479
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (h)		180,696	201,078
Series 1999-C3 Class J, 6.974% 8/15/36 (g)		516,000	539,259
Series 2000-C1 Class K, 7% 3/15/33		32,887	24,265
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(h)		530,000	529,591
Series 2012-GCJ7:
Class C, 5.7225% 5/10/45 (h)		500,000	524,319
Class D, 5.7225% 5/10/45 (g)(h)		500,000	461,356
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	501,350
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		641,000	723,572
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,064,190
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(h)		284,000	308,786
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		113,358	114,567
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8852% 6/15/38 (h)		589,000	587,612
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5214% 6/25/43 (g)(h)		365,500	354,823
Series 2011-1 Class B, 5.5214% 6/25/43 (g)(h)		443,000	456,378
Mach One Trust LLC Series 2004-1A Class H, 6.3398% 5/28/40 (g)(h)		120,000	122,063
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		566,854	495,997
Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		28,079	3
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		$ 881,000	$ 957,285
Series 1997-RR Class F, 7.4017% 4/30/39 (g)(h)		47,330	47,330
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,098	281,873
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	827,666
Series 2011-C2:
Class D, 5.3164% 6/15/44 (g)(h)		358,000	343,193
Class E, 5.3164% 6/15/44 (g)(h)		454,000	424,487
Class F, 5.3164% 6/15/44 (g)(h)		343,000	275,817
Class XB, 0.4641% 6/15/44 (g)(h)(j)		12,067,221	413,097
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)		45,458	45,403
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		221,937	261,264
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	482,257
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7675% 7/15/24 (g)(h)		341,000	308,562
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	383,368
Series 2004-C12 Class D, 5.3001% 7/15/41 (h)		426,000	437,365
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	653,145
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1852% 3/15/45 (g)(h)		220,000	160,159
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,716,288)			24,522,900
Common Stocks - 13.4%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp. Class A (a)	11,200	452,032
Household Durables - 0.5%
NVR, Inc. (a)	100	92,200
Standard Pacific Corp. (a)	19,550	162,852
Stanley Martin Communities LLC Class B (a)	6,300	6,684,867
		6,939,919
TOTAL CONSUMER DISCRETIONARY		7,391,951
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.5%
Capital Markets - 0.0%
Ellington Financial LLC	11,400	$ 260,034
Real Estate Investment Trusts - 12.3%
Acadia Realty Trust (SBI)	170,890	4,219,274
Alexandria Real Estate Equities, Inc.	64,235	4,221,524
American Campus Communities, Inc.	20,900	849,794
American Residential Properties, Inc. (g)	28,000	433,440
American Residential Properties, Inc.	4,900	75,852
American Tower Corp.	12,200	892,674
Anworth Mortgage Asset Corp.	63,600	356,160
Apartment Investment & Management Co. Class A	49,600	1,489,984
Arbor Realty Trust, Inc.	42,100	264,388
Associated Estates Realty Corp.	21,800	350,544
AvalonBay Communities, Inc.	29,278	3,949,895
BioMed Realty Trust, Inc.	30,700	621,061
Blackstone Mortgage Trust, Inc.	15,900	392,730
Boardwalk (REIT)	4,100	227,241
Boston Properties, Inc.	58,101	6,127,912
Camden Property Trust (SBI)	75,635	5,229,404
CapLease, Inc.	127,600	1,076,944
CBL & Associates Properties, Inc.	122,569	2,625,428
Cedar Shopping Centers, Inc.	132,953	688,697
Chambers Street Properties	49,947	499,470
Chesapeake Lodging Trust	149,136	3,100,537
Coresite Realty Corp.	27,500	874,775
Cousins Properties, Inc.	263,200	2,658,320
CYS Investments, Inc.	68,280	628,859
DCT Industrial Trust, Inc.	60,127	429,908
DiamondRock Hospitality Co.	22,882	213,260
Digital Realty Trust, Inc.	4,600	280,600
Douglas Emmett, Inc.	142,130	3,546,144
DuPont Fabros Technology, Inc.	57,500	1,388,625
Dynex Capital, Inc.	63,900	651,141
EastGroup Properties, Inc.	8,300	467,041
Education Realty Trust, Inc.	295,147	3,019,354
Equity Lifestyle Properties, Inc.	54,200	4,259,578
Equity One, Inc.	135,026	3,055,638
Equity Residential (SBI)	90,899	5,277,596
Essex Property Trust, Inc.	30,758	4,888,061
Excel Trust, Inc.	71,628	917,555
Extra Space Storage, Inc.	2,600	109,018
First Industrial Realty Trust, Inc.	87,400	1,325,858
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust	96,420	$ 1,259,245
General Growth Properties, Inc.	181,241	3,601,259
Glimcher Realty Trust	339,409	3,706,346
Hatteras Financial Corp.	16,200	399,168
HCP, Inc.	103,413	4,699,087
Health Care REIT, Inc.	49,575	3,323,012
Highwoods Properties, Inc. (SBI)	21,607	769,425
Home Properties, Inc.	54,500	3,562,665
Host Hotels & Resorts, Inc.	176,581	2,978,921
Kite Realty Group Trust	124,333	749,728
Lexington Corporate Properties Trust (f)	150,800	1,761,344
LTC Properties, Inc.	16,500	644,325
MFA Financial, Inc.	444,466	3,755,738
Mid-America Apartment Communities, Inc.	18,700	1,267,299
Monmouth Real Estate Investment Corp. Class A	15,500	152,985
National Retail Properties, Inc.	6,500	223,600
New Residential Investment Corp.	50,300	339,022
Newcastle Investment Corp.	92,500	483,775
NorthStar Realty Finance Corp.	103,600	942,760
Piedmont Office Realty Trust, Inc. Class A	160,500	2,869,740
Prologis, Inc.	268,968	10,145,473
Public Storage	64,034	9,818,333
Retail Properties America, Inc.	102,700	1,466,556
Select Income (REIT)	16,966	475,727
Senior Housing Properties Trust (SBI)	32,300	837,539
Simon Property Group, Inc.	112,380	17,747,050
SL Green Realty Corp.	72,119	6,360,175
Stag Industrial, Inc.	34,500	688,275
Summit Hotel Properties, Inc.	29,000	274,050
Sun Communities, Inc.	21,050	1,047,448
Sunstone Hotel Investors, Inc. (a)	148,618	1,795,305
Terreno Realty Corp.	43,200	800,496
Two Harbors Investment Corp.	49,200	504,300
Ventas, Inc.	201,247	13,978,617
Vornado Realty Trust	18,047	1,495,194
Washington (REIT) (SBI)	17,600	473,616
WP Carey, Inc. (f)	7,400	489,658
		177,571,540
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	81,813	$ 1,465,271
Kennedy-Wilson Holdings, Inc.	28,000	465,920
		1,931,191
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	18,900	453,033
TOTAL FINANCIALS		180,215,798
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	122,672	3,243,448
Emeritus Corp. (a)	117,941	2,733,872
		5,977,320
TOTAL COMMON STOCKS (Cost $192,829,897)		193,585,069
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	525,540
Excel Trust, Inc. 7.00% (g)	43,800	1,120,186
Health Care REIT, Inc. Series I, 6.50%	3,800	231,444
Lexington Corporate Properties Trust Series C, 6.50%	13,700	656,367
Weyerhaeuser Co. Series A, 6.375%	8,000	408,080
		2,941,617
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	26,153	671,086
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	297,220
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	$ 881,056
Series C, 7.625%	2,324	57,565
Series D, 7.50%	11,671	287,457
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,070,022
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	349,770
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	285,002
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	224,725
Armour Residential REIT, Inc. Series B, 7.875%	5,645	134,972
CapLease, Inc. Series B, 8.375%	40,000	1,010,000
CBL & Associates Properties, Inc. 7.375%	10,347	261,779
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	312,795
CenterPoint Properties Trust Series D, 5.377%	5,280	3,379,200
Chesapeake Lodging Trust Series A, 7.75%	4,050	103,883
Coresite Realty Corp. Series A, 7.25%	11,776	299,699
Cousins Properties, Inc. Series B, 7.50%	8,259	207,714
CYS Investments, Inc. Series A, 7.75%	2,162	52,104
DDR Corp.:
Series J, 6.50%	6,519	157,369
Series K, 6.25%	5,623	133,321
Digital Realty Trust, Inc. Series G, 5.875%	6,286	141,435
Duke Realty LP Series L, 6.60%	1,034	25,747
Dynex Capital, Inc.:
Series A, 8.50%	20,755	539,630
Series B, 7.625%	10,545	257,614
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	773,416
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,160
Excel Trust, Inc. Series B, 8.125%	24,000	612,480
First Potomac Realty Trust 7.75%	22,008	580,571
General Growth Properties, Inc. Series A, 6.375%	1,647	38,177
Glimcher Realty Trust:
6.875%	702	17,297
Series G, 8.125%	3,562	89,264
Series H, 7.50%	2,898	72,740
Hatteras Financial Corp. Series A, 7.625%	5,740	138,621
Hospitality Properties Trust Series C, 7.00%	11,296	284,772
Hudson Pacific Properties, Inc. 8.375%	11,698	309,412
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	160,072
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
Series E, 7.875%	3,811	$ 91,083
Series F, 7.80%	7,116	171,282
Kite Realty Group Trust 8.25%	900	23,175
LaSalle Hotel Properties:
Series G, 7.25%	6,119	151,996
Series I, 6.375%	3,663	84,139
LBA Realty Fund II Series B, 7.625%	27,795	555,900
MFA Financial, Inc.:
8.00%	11,262	291,010
Series B, 7.50% (a)	64,227	1,560,716
National Retail Properties, Inc. 5.70% (a)	3,272	78,430
New York Mortgage Trust, Inc. Series B, 7.75%	4,886	118,486
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	196,579
Series C, 8.875%	10,582	268,254
Series D, 8.50%	6,986	173,253
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	297,160
Series B, 8.00%	7,600	197,828
Series C, 6.50%	5,758	139,056
Pennsylvania (REIT) 7.375%	4,082	104,540
Prologis, Inc. Series Q, 8.54%	3,700	229,400
Saul Centers, Inc.:
8.00%	3,440	89,165
Series C, 6.875%	14,926	380,613
Stag Industrial, Inc. Series A, 9.00%	40,000	1,060,000
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	110,736
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	254,519
Series C, 7.125% (a)	6,788	164,609
Sun Communities, Inc. Series A, 7.125%	15,940	400,732
Taubman Centers, Inc. Series K, 6.25%	4,319	104,865
UMH Properties, Inc. Series A, 8.25%	14,000	370,020
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	158,695
		21,423,333
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 188,871
TOTAL FINANCIALS		21,612,204
TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,283,290
TOTAL PREFERRED STOCKS (Cost $33,573,631)		25,224,907
Floating Rate Loans - 1.0%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Cooper Hotel Group REL 12% 11/6/17	$ 1,001,827	1,051,918
Extended Stay America, Inc. REL 9.625% 12/1/19	1,500,000	1,522,500
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/24/20 (h)	20,000	20,100
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (h)	104,604	104,342
Tranche B, term loan 11.375% 7/6/14 (h)	78,453	78,257
Tranche D, term loan 14.9% 7/6/14 (h)	1,000,000	936,300
		3,713,417
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/21/18 (h)	240,000	239,700
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (h)	284,288	286,064
TOTAL CONSUMER DISCRETIONARY		4,239,181
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	2,999,345	3,149,312
BRE Select Hotels Corp. REL 5.943% 5/9/18 (h)	503,337	503,337
		3,652,649
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (h)	$ 548,778	$ 546,720
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9438% 3/28/21 (h)	84,788	85,211
CityCenter term loan 8.75% 7/12/14 (h)	2,606,094	2,606,094
EOP Operating LP term loan 5.25% 2/1/14 (h)	500,000	493,750
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (h)	1,097,915	1,008,618
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (h)	45,019	44,907
Credit-Linked Deposit 4.4537% 10/10/16 (h)	30,743	30,743
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (h)	568,575	567,154
		4,836,477
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (h)	44,888	45,075
TOTAL FINANCIALS		9,080,921
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.7728% 1/25/17 (h)	91,500	91,385
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	735,270	702,183
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.7% 1/31/17 (h)	180,195	179,294
Floating Rate Loans - continued
	Principal Amount (e)	Value
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	$ 500,000	$ 495,650
TOTAL FLOATING RATE LOANS (Cost $14,726,238)		14,788,614
Commodity Funds - 23.4%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $442,951,158)	36,044,485	339,539,042
Fixed-Income Funds - 26.3%

Fidelity Floating Rate Central Fund (i) (Cost $366,899,160)	3,601,705	381,384,542
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $569,026)	$ 500,000	25,000
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	14,069,722	14,069,722
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	707,400	707,400
TOTAL MONEY MARKET FUNDS (Cost $14,777,122)		14,777,122
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,536,322,313)		1,442,682,605
NET OTHER ASSETS (LIABILITIES) - 0.5%		7,697,317
NET ASSETS - 100%		$ 1,450,379,922
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,024,840 or 2.4% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,275,655 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 1,252,769
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,271
Fidelity Commodity Strategy Central Fund	149,151
Fidelity Floating Rate Central Fund	14,236,838
Fidelity Securities Lending Cash Central Fund	466
Total	$ 14,405,726
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 332,803,865	$ 69,579,254	$ 1,991,388	$ 339,539,042	95.4%
Fidelity Floating Rate Central Fund	334,845,337	51,053,661	8,997,291	381,384,542	28.3%
Total	$ 667,649,202	$ 120,632,915	$ 10,988,679	$ 720,923,584
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,063,037	$ 1,378,170	$ -	$ 6,684,867
Financials	204,769,619	198,565,486	2,824,902	3,379,231
Health Care	5,977,320	5,977,320	-	-
Corporate Bonds	32,185,421	-	28,164,114	4,021,307
U.S. Government and Government Agency Obligations	400,692,325	-	400,692,325	-
Asset-Backed Securities	15,203,992	-	8,016,106	7,187,886
Collateralized Mortgage Obligations	753,671	-	724,678	28,993
Commercial Mortgage Securities	24,522,900	-	18,663,368	5,859,532
Floating Rate Loans	14,788,614	-	4,342,804	10,445,810
Fixed-Income Funds	381,384,542	381,384,542	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	14,777,122	14,777,122	-	-
Equity Funds	339,539,042	339,539,042	-	-
Total Investments in Securities:	$ 1,442,682,605	$ 941,621,682	$ 463,428,297	$ 37,632,626
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,420,737
Total Realized Gain (Loss)	(12,400,152)
Total Unrealized Gain (Loss)	16,800,536
Cost of Purchases	7,306,547
Proceeds of Sales	(11,061,537)
Amortization/Accretion	(27,959)
Transfers in to Level 3	672,750
Transfers out of Level 3	(1,078,296)
Ending Balance	$ 37,632,626
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2013	$ 3,966,366

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,552,539,777. Net unrealized depreciation aggregated $109,857,172, of which $52,587,018 related to appreciated investment securities and $162,444,190 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/13	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 380,500	Discounted cash flow	Yield	11%	Decrease
Collateralized Mortgage Obligations	$ 28,993	Discounted cash flow	Yield	10.5% - 11% / 10.8%	Decrease
Commercial Mortgage Securities	$ 281,873	Market comparable	Spread	14.4%	Decrease
Common Stock	$ 6,684,867	Adjusted book value	Book value multiple	1.0	Increase
Corporate Bonds	$ 4,020,587	Discounted cash flow	Yield	20%	Decrease
Floating Rate Loans	$ 4,161,349	Discounted cash flow	Yield	8.8% - 11% / 9.4%	Decrease
		Market comparable	Transaction price	$100.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013